Loans and Allowance for Credit Losses - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) MortgageLoan	Dec. 31, 2015 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 84,500,000,000	$ 84,500,000,000	$ 78,100,000,000
Loans pledged at the Federal Reserve Bank	66,500,000,000	66,500,000,000	63,400,000,000
Unearned interest and deferred fees and costs on originated loans	672,000,000	672,000,000	550,000,000
Foreclosed residential real estate property included in other real estate owned	201,000,000	201,000,000	282,000,000
Foreclosed residential real estate property included in other real estate owned excluding covered assets	175,000,000	175,000,000	250,000,000
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs	373,000,000	373,000,000	535,000,000
Residential mortgage loans secured by residential real estate in process of foreclosure	2,100,000,000	$ 2,100,000,000	2,600,000,000
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan		1,697
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification		$ 230,000,000
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure purchased from GNMA mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs	$ 1,600,000,000	$ 1,600,000,000	$ 1,900,000,000
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	6
Home Equity and Second Mortgages [Member] | Maximum [Member]
Loans and Allowance for Credit Losses [Line Items]
Outstanding balance of loans in trial period	$ 1,000,000
Estimated post-modification balance of loans in trial period	$ 1,000,000
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	106
Outstanding balance of loans in trial period	$ 11,000,000
Estimated post-modification balance of loans in trial period	$ 13,000,000
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	1,366
Outstanding balance of loans in trial period	$ 179,000,000
Estimated post-modification balance of loans in trial period	$ 175,000,000